Common Stock Warrants (Details) - Common Stock Warrants	12 Months Ended
Dec. 31, 2018 $ / shares shares
Shares Underlying Warrants Outstanding | shares	3,901,760
Weighted Average Remaining Contractual Life	6 years 10 months 6 days
Weighted Average Excercise Price	$ 2.05
Shares Underlying Warrants Exercisable | shares	3,901,760
Weighted Average Exercise Price	$ 2.05
Minimum [Member]
Range of Exercise Prices	1.25
Maximum [Member]
Range of Exercise Prices	$ 362.50